U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.

1.  Name and address of issuer:

Gabelli Capital Series Funds, Inc.
One Corporate Center
Rye, New York  10580-1430

2. Name of each series or class of funds for which this notice is filed:

Gabelli Capital Asset Fund

3.  Investment Company Act File Number:

811-7644

      Securities Act File Number:

33-61254

4.  Last day of fiscal year for which this notice is filed:

May 1, 1995 (commencement of operations) to December 31,
1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

Not applicable



6.  Date of termination of issuer's declaration under rule 24f-
2(a)(1), if applicable
(see Instruction A.6):

Not applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

None

9. Number and aggregate sale price of securities sold during the fiscal year:*

89,941 shares
$942,270

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2: *

89,941 shares
$942,270

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see
Instruction B.7):**

1,043 shares
$11,123
_____________________
* Does not include 2,817,639 shares with an aggregate sales price of $29,295,061 (figures do not include dividend reinvestment shares) sold during the fiscal year to unmanaged separate accounts whose interests are registered under the Securities Act of 1933, as amended (the "Securities Act") and for which registration fees have been or will be paid. Accordingly, a total of 2,907,580 shares with an aggregate sales price of $30,237,331 were sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2.

**Does not include 29,726 shares with an aggregate sales price of $316,874 sold by unmanaged separate accounts whose interests are registered under the Securities Act and for which registration fees have been or will be paid.



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12.  Calculation of registration fee:***
	( i)	Aggregate sale price of securities sold during the
fiscal
		year in reliance on rule 24f-2 (from Item 10):
	$942,270

	(ii)	Aggregate price of shares issued in connection with
		dividend reinvestment plans (from Item 11, if
applicable):	+   $11,123

	(iii)	Aggregate price of shares redeemed or repurchased
during
		the fiscal year (if applicable)	- $11,557

	(iv)	Aggregate price of shares redeemed or repurchased and
		previously applied as a reduction to filing fees
pursuant to
		rule 24e-2 (if applicable):	+              0

	( v)	Net aggregate price of securities sold and issued
during
		the fiscal year in reliance on rule 24f-2 [line (i),
plus line
		(ii), less line (iii), plus line (iv)] (if
applicable):	$941,836

	(vi)	Multiplier prescribed by Section 6(b) of the
Securities Act
		of 1933 or other applicable law or regulation	  1
		(see Instruction C.6):	x         2900

	(vii)	Fee due [line (i) or line (v) multiplied by line
(vi)]:	       $324.77

_______________
***Includes only shares sold to unregistered separate accounts for which no registration fees have been paid.

Instructions:  Issuer should complete lines (ii), (iii), (iv) and
(v) only if the form is
being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures
(17 CFR 202.3a).
[X]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

February 27, 1996



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SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*


/s/ Bruce N. Alpert
Bruce N. Alpert
Vice President and Treasurer

Date:  February 28, 1996

*Please print the name and title of the signing officer below the signature



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